Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of Fair Value of Financial Instruments

The following table sets out the approximate fair values of financial instruments as at the consolidated statements of financial position date with relevant comparatives:

		2020		2019
	Carrying		Carrying
	value	Fair value	value	Fair value
	$	$	$	$
Cash and cash equivalents	46,362	46,362	14,066	14,066
Amounts receivable	208	208	439	439
Accounts payable, accrued and other liabilities	8,734	8,734	6,202	6,202
Long-term debt	8,828	8,828	8,461	8,461

Schedule of Contractual Maturities for Long-Term Debt Repayable

The following table outlines the contractual maturities of the Corporation’s liabilities, including most likely timing of repayments of long-term debt that is repayable based on a percentage of revenues. The long-term debt is comprised of the contributions received described in note 11, less amounts that have been repaid as at December 31, 2020:

	Total	Year 1	Years 2 to 3	Years 4 to 5	After 5 years
	$	$	$	$	$
Accounts payable and other liabilities	9,240	9,240	–	–	–
Short-term and low value leases	39	18	21	–	–
Lease obligation	1,989	282	578	542	587
Long-term debt	16,503	1,253	2,372	2,153	10,725
	27,771	10,793	2,971	2,695	11,312